SCHEDULE OF FOREIGN CURRENCY RISK (Details)	Jan. 31, 2022 CAD ($)	Oct. 31, 2021 USD ($)
Total	$ (2,242,043)	$ (2,067,422)
Cash [Member]
Assets	498,538	186,627
Deposits Held By Related Parties [Member]
Assets		486,462
Accounts Payable and Accrued Liabilities [Member]
Liabilities	(2,210,900)	(773,011)
Due To Related Parties [Member]
Liabilities	(729,621)	(467,500)
Convertible Debenture [Member]
Liabilities	(100,000)	$ (1,500,000)
Amounts Receivable [Member]
Assets	$ 299,940